FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number           811-21782

Exact Name of registrant as                  Small Cap Value Fund, Inc.
      Specified in charter

Address of principal executive office        8150 N. Central Expwy
							   Suite #101
                                             Dallas, Texas 75206

Name and address of agent for service        Laura S. Adams
                                             8150 N. Central Expwy
							   Suite #101
                                             Dallas, Texas 75206

Registrants telephone number, inc. area code 214-360-7418

Date of fiscal year end:                     12/31

Date of reporting period:                    09/30/06



























Item 1.  Schedule of Investments

SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

COMMON STOCKS ? 91.00%

Capital Goods ? 8.00%
   Louisiana-Pacific				 8500         159,545
							    -------
							     159,545
Consumer Discretionary ? 26.30%
   Bebe Stores                             4500         111,510
   EarthLink					14050         102,284
   4 Kids Entertainment                    4000          66,000
   Marine Products                         6200          60,264
   Nu Skin Enterprises                     2650          46,428
   Polaris Industries				 1225          50,409
   Tempur Pedic International              5100          87,567
                                                        -------
                                                        524,462
Consumer Staples ? 24.81%
   Deluxe Corp                             2100          35,910
   Diamond Foods				 7400         105,894
   Journal Register			      17300          98,091
   Sanderson Farms                         2100		   67,956
   Valassis Communications                 4950          87,368
   Westwood One					14060          99,545
                                                        -------
                                                        494,764
Energy ? 5.18%
   Patterson-UTI Energy                    4350         103,356
                                                        -------
                                                        103,356
Financial ? 3.83%
   Advance America, Cash Advance           5300          76,426
                                                        -------
                                                         76,426
Healthcare/Pharmaceutical ? 6.30%
   Amerigroup Corp.                        3500         103,425
                                                        -------
                                                        103,425
Technology/Telecom ? 18.07%
   DTS						 4800         101,664
   Innovative Solutions and Support	       5300          77,009
   Leadis Technology                      12500          49,375
   Plantronics                             2300          40,319
   PortalPlayer					 8150          91,932
                                                        -------
                                                        360,299

- Continued -


SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS, continued
SEPTEMBER 30, 2006


Total Common Stocks  (cost $1,766,705)			1,822,276

SHORT-TERM INVESTMENTS ? 8.61%
   Cash Less Debits                    $171,729         171,729
                                                       --------

   Total short-term investments   (cost $171,729)       171,729
                                                       --------

Total investment securities-100.00%(cost$1,938,434)   1,994,005

                                                       --------

Net assets - 100.00%                                $ 1,994,005
                                                   ============






























THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.



NOTES TO FINANCIAL STATEMENTS

Investment Transactions ? Purchases and Sales of investment securities (excluding money market funds) for the nine months ended September 30, 2006 were $963,362 and $181,963, respectively. At the end of the period, net unrealized appreciation for Federal Income tax purposes aggregated $55,572, of which $174,580 related to unrealized appreciation of securities and ($119,009) related to unrealized depreciation of securities. The cost of investments at September 30, 2006 for Federal Income tax purposes was $1,766,705, excluding short term investments.


Item 2.  Controls and Procedures


a)	Laura S. Adams is the President and Treasurer of the Fund and has
concluded that the Registrant?s disclosure controls and
procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure
required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the
Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.
b)	There were no changes in the Registrant?s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant?s last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant?s internal control over financial reporting.
























Item 3.  Exhibits



Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Small Cap Value Fund, Inc.

                                             By /s/ Laura S. Adams
                                          -------------------------
                                                    Laura S. Adams
                                                    President

Date:  10/6/2006






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Small Cap Value Fund, Inc.

                                             By /s/ Laura S. Adams
                                           -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  10/6/2006